UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-2192

THE DREYFUS PREMIER THIRD CENTURY FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	05/31
Date of reporting period:	02/28/06

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
The Dreyfus Premier Third Century Fund, Inc.
February 28, 2006 (Unaudited)

Common Stocks--99.9%	Shares	Values ($)

CONSUMER CYCLICAL--14.5%
Advance Auto Parts	64,600	2,671,210
Bed Bath & Beyond	79,800 a	2,875,992
Chico's FAS	118,500 a	5,575,425
Claire's Stores	116,500	3,732,660
Coach	160,700 a	5,740,204
Costco Wholesale	81,600	4,184,448
Darden Restaurants	71,200	2,986,128
Home Depot	215,400	9,079,110
Lowe's Cos.	43,800	2,986,284
Mattel	231,500	3,900,775
Nordstrom	106,600	4,050,800
Target	149,900	8,154,560
		55,937,596
CONSUMER STAPLES--9.0%
General Mills	58,200	2,866,350
Kimberly-Clark	68,000	4,024,240
PepsiCo	228,700	13,518,457
Procter & Gamble	234,900	14,077,557
		34,486,604
ENERGY--2.9%
Anadarko Petroleum	45,300	4,491,948
Pioneer Natural Resources	78,300	3,295,647
Pride International	105,000 a	3,251,850
		11,039,445
HEALTH CARE--17.5%
Aetna	85,600	4,365,600
Alcon	28,000	3,224,480
Amgen	59,000 a,b	4,453,910
Baxter International	103,600	3,921,260
Becton, Dickinson & Co.	69,400	4,431,190
Genzyme	78,600 a	5,450,124
Gilead Sciences	61,500 a	3,829,605
Johnson & Johnson	302,200	17,421,830
Novartis, ADR	142,700 b	7,598,775
Quest Diagnostics	56,400	2,981,868
WellPoint	93,600 a	7,187,544
Zimmer Holdings	35,800 a	2,476,644
		67,342,830
INTEREST SENSITIVE--10.3%
American Express	106,900	5,759,772
Bank of America	66,600	3,053,610
Capital One Financial	78,600	6,885,360
CIT Group	40,800	2,193,816
Genworth Financial, Cl. A	78,600	2,501,052
Goldman Sachs Group	57,700	8,152,433
Hartford Financial Services Group	33,400	2,751,492
Lincoln National	38,600	2,191,322
SLM	52,100	2,938,961
US Bancorp	103,600	3,202,276
		39,630,094
INTERNET--1.8%
Google, Cl. A	9,800 a	3,553,676
Yahoo!	109,700 a	3,516,982
		7,070,658
PRODUCER GOODS--11.9%
3M	54,000	3,973,860
Air Products & Chemicals	41,000	2,630,560

Burlington Northern Santa Fe	61,400	4,828,496
Danaher	71,500	4,331,470
Eaton	41,300	2,877,371
Ecolab	109,700	3,970,043
Emerson Electric	111,300	9,105,453
Rockwell Automation	49,700	3,388,049
Rockwell Collins	75,000	3,986,250
United Technologies	112,300	6,569,550
		45,661,102
SERVICES--7.6%
Accenture, Cl. A	97,500	3,184,350
Cognizant Technology Solutions, Cl. A	12,571 a	724,215
Equifax	77,400	2,835,936
Manpower	74,700	4,006,908
McGraw-Hill Cos.	75,800	4,024,222
Moody's	67,500	4,522,500
News, Cl. B	363,100 b	6,227,165
Walt Disney	137,100	3,837,429
		29,362,725
TECHNOLOGY--24.4%
Apple Computer	56,600 a	3,879,364
Cisco Systems	468,900 a	9,490,536
Dell	250,400 a	7,261,600
EMC/Massachusetts	329,000 a	4,612,580
Intel	298,700	6,153,220
International Business Machines	122,900	9,861,496
Microchip Technology	148,800	5,237,760
Microsoft	597,000	16,059,300
Motorola	456,900	9,777,660
National Semiconductor	122,300	3,430,515
NAVTEQ	61,600 a	2,852,696
Qualcomm	178,500	8,426,985
Texas Instruments	218,300	6,516,255
		93,559,967
Total Common Stocks
(cost $351,592,644)		384,091,021

	Principal
Short Term Investment--.0%	Amount ($)	Values ($)

NEGOTIABLE BANK CERTIFICATE OF DEPOSIT;
Self-Help Credit Union
4.49%, 3/14/06
(cost $100,000)	100,000	100,000

Investment of Cash Collateral
for Securities Loaned--3.8%	Shares	Values ($)

REGISTERED INVESTMENT COMPANY;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $14,660,500)	14,660,500 c	14,660,500

Total Investments (cost $366,353,144)	103.7%	398,851,521
Liabilities, Less Cash and Receivables	(3.7%)	(14,192,318)
Net Assets	100.0%	384,659,203

ADR - American Depository Receipts

a	Non-income producing security.
b	All or a portion of these securities are on loan. At February 28, 2006, the total market value of the fund's securities on loan is$13,942,615 and the total market value of the collateral held by the fund is $14,660,500.
c	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE DREYFUS PREMIER THIRD CENTURY FUND, INC.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	April 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	April 21, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	April 21, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

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